Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 31.8%	Par	Value
United States Treasury Note
3.00%, 06/30/2024	$2,500,000	$2,485,407
2.75%, 05/15/2025	3,500,000	3,415,918
2.25%, 03/31/2026	6,775,000	6,470,919
2.88%, 05/15/2028	5,395,000	5,106,494
3.25%, 06/30/2029	6,500,000	6,199,883
0.88%, 11/15/2030	3,735,000	3,024,037
1.88%, 02/15/2032	12,935,000	10,927,800
TOTAL U.S. TREASURY SECURITIES (Cost $40,346,845)		37,630,458

CORPORATE BONDS - 26.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/2024	1,345,000	1,312,423
American Tower Corp., 3.60%, 01/15/2028	686,000	648,973
Analog Devices, Inc., 1.70%, 10/01/2028	1,400,000	1,230,595
Aptiv PLC, 3.25%, 03/01/2032	754,000	656,165
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	1,405,000	1,264,067
Carrier Global Corp., 2.24%, 02/15/2025	1,215,000	1,178,736
Citigroup, Inc., 3.20%, 10/21/2026	1,259,000	1,199,381
Clorox Co., 4.40%, 05/01/2029	1,221,000	1,198,050
Comcast Corp., 3.40%, 04/01/2030	694,000	641,999
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	1,211,000	1,116,420
Crown Castle, Inc., 3.30%, 07/01/2030	719,000	639,483
Dollar Tree, Inc., 4.20%, 05/15/2028	1,251,000	1,209,651
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	1,335,000	1,274,260
Fortis, Inc., 3.06%, 10/04/2026	680,000	644,053
Hasbro, Inc., 3.55%, 11/19/2026	1,250,000	1,192,109
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	644,000	629,916
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,196,000	1,177,634
Marvell Technology, Inc., 5.75%, 02/15/2029	1,195,000	1,224,050
Morgan Stanley, 3.13%, 07/27/2026	1,260,000	1,205,483
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,062,000	1,163,527
Revvity, Inc., 1.90%, 09/15/2028	764,000	665,869
Sysco Corp., 5.95%, 04/01/2030	604,000	629,952
Trimble, Inc., 6.10%, 03/15/2033	1,205,000	1,259,552
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,180,000	1,185,518
Veralto Corp., 5.45%, 09/18/2033 (a)	1,240,000	1,256,061
Verizon Communications, Inc., 2.10%, 03/22/2028	1,376,000	1,239,234
Waste Connections, Inc., 5.00%, 03/01/2034	1,970,000	1,952,173
Wells Fargo & Co., 3.00%, 10/23/2026	1,269,000	1,201,615
West Fraser Timber Co., Ltd., 4.35%, 10/15/2024 (a)	1,000,000	989,342
TOTAL CORPORATE BONDS (Cost $32,493,139)		31,186,291

MORTGAGE-BACKED SECURITIES - 20.5%
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	796,522	639,369
Pool QF0492, 5.50%, 09/01/2052	861,139	864,209
Pool RA7927, 4.50%, 09/01/2052	1,290,318	1,229,716
Pool SD0913, 2.50%, 02/01/2052	1,449,549	1,206,984
Pool SD3234, 2.50%, 12/01/2051	1,636,538	1,358,934
Pool SD3475, 5.50%, 08/01/2053	1,236,557	1,234,627
Pool SD3477, 6.50%, 08/01/2053	548,253	566,836
Pool WA3311, 2.21%, 04/01/2038	1,646,677	1,213,854
Series 4634, Class MA, 4.50%, 11/15/2054	810,874	791,031
Series 5145, Class AB, 1.50%, 09/25/2049	427,523	332,759
Series Q006, Class APT2, 2.76%, 09/25/2026 (b)	95,221	90,914
Series Q007, Class APT1, 6.67%, 10/25/2047 (b)	73,310	73,151
Series Q010, Class APT1, 6.50%, 04/25/2046 (b)	42,660	42,961
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032	7,682	7,889
Pool 663238, 5.50%, 09/01/2032	10,572	10,753
Pool 741373, 6.41% (1 yr. CMT Rate + 2.28%), 12/01/2033	5,866	5,841
Pool 744805, 5.27% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month + 1.52%), 11/01/2033	14,858	14,729
Pool 764342, 5.90% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month + 1.52%), 02/01/2034	19,275	19,209
Pool BL1160, 3.64%, 01/01/2026	750,000	730,182
Pool BQ3248, 2.00%, 11/01/2050	1,451,243	1,157,516
Pool BQ6307, 2.00%, 11/01/2050	1,333,236	1,063,178
Pool BR5634, 2.00%, 03/01/2051	791,791	636,343
Pool BW0025, 4.00%, 07/01/2052	665,404	618,622
Pool CB2548, 2.50%, 01/01/2052	1,297,316	1,080,101
Pool FM6555, 2.00%, 04/01/2051	1,018,788	816,997
Pool FM9973, 3.00%, 08/01/2051	1,338,589	1,166,629
Pool FS0031, 2.50%, 10/01/2051	1,292,162	1,069,113
Pool FS0348, 2.00%, 01/01/2052	1,462,710	1,175,017
Pool FS3607, 2.50%, 02/01/2037	1,007,875	918,965
Pool FS4862, 2.50%, 10/01/2051	1,488,786	1,236,696
Pool MA2998, 3.50%, 04/01/2032	292,095	279,620
Pool MA4208, 2.00%, 12/01/2050	731,548	583,424
Pool MA4492, 2.00%, 12/01/2051	1,127,139	894,345
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	216,186	209,440
FREMF Mortgage Trust, Series 2020-KF74, Class B, 7.58% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)	148,475	142,635
Ginnie Mae I Pool, Pool 781186, 9.00%, 06/15/2030	7,664	7,690
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050 (a)(b)	865,725	769,945
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,717,277)		24,260,224

AFFILIATED MUTUAL FUNDS - 12.5%	Shares	Value
Brown Advisory Mortgage Securities Fund Institutional Shares	1,654,617	14,858,463
TOTAL AFFILIATED MUTUAL FUNDS (Cost $16,952,513)		14,858,463

ASSET-BACKED SECURITIES - 3.6%	Par	Value
American Homes 4 Rent Trust, Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)	510,000	500,725
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 02/16/2027	900,000	855,050
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	1,230,000	1,233,138
Dext ABS LLC, Series 2021-1, Class A, 1.12%, 02/15/2028 (a)	149,316	146,544
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027 (a)	39,910	39,056
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	174,617	169,769
John Deere Owner Trust, Series 2023-C, Class A2, 5.76%, 08/17/2026	1,135,000	1,136,498
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	218,613	212,242
TOTAL ASSET-BACKED SECURITIES (Cost $4,379,877)		4,293,022

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%	Shares
First American Government Obligations Fund - Class Z, 5.19%(c)	5,592,039	5,592,039
TOTAL SHORT-TERM INVESTMENTS (Cost $5,592,039)		5,592,039

TOTAL INVESTMENTS - 99.4% (Cost $125,481,690)		$117,820,497
Other Assets in Excess of Liabilities - 0.6%		711,260
TOTAL NET ASSETS - 100.0%		$118,531,757

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Schedule of Open Futures Contracts
March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note	81	06/28/2024	$16,595,573	$16,563,234	$(32,339)
U.S. Treasury 5 Year Note	80	06/28/2024	8,550,431	8,561,250	10,819
U.S. Treasury Long Bonds	11	06/18/2024	1,303,946	1,324,813	20,867
			$26,449,950	$26,449,297	$(653)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(37)	06/18/2024	$(4,202,308)	$(4,240,546)	$(38,238)
U.S. Treasury 10 Year Notes	(21)	06/18/2024	(2,313,563)	(2,326,735)	(13,172)
U.S. Treasury Ultra Bonds	(7)	06/18/2024	(876,624)	(903,000)	(26,376)
			$(7,392,495)	$(7,470,281)	$(77,786)
Total Unrealized Appreciation (Depreciation)					$(78,439)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Brown Advisory Intermediate Income Fund
	Level 1	Level 2	Level 3
U.S. Treasury Securities	–	37,630,458	–
Corporate Bonds	–	31,186,291	–
Mortgage-Backed Securities	–	24,260,224	–
Affiliated Mutual Funds	14,858,463	–	–
Asset-Backed Securities	–	4,293,022	–
Money Market Funds	5,592,039	–	–
Total Investments	20,450,502	97,369,995	–

Investments in Affiliates
March 31, 2024 (Unaudited)

See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 06/30/2023	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 03/31/2024	Dividend Income	Capital Gain Distributions	Shares Owned at 03/31/2024
$15,057,017	$-	$-	$-	$(198,554)	$14,858,463	$459,355	$-	1,654,617